Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Receivable settled relating to foreign exchange	$ 2,621	$ 2,621